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                                    SELIGMAN

                                    [photo]

                                    SELIGMAN
                                    FRONTIER
                                   FUND, INC.

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                    SEEKING GROWTH IN CAPITAL VALUE THROUGH
                        INVESTMENTS IN SMALLER COMPANIES

                       SEPTEMBER 30, 1997 -- ANNUAL REPORT

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OVER THE LONG TERM -- J. & W. SELIGMAN & CO. INCORPORATED

TIME IS THE TEST

    In an industry that has changed dramatically in recent years, it's comforting to know that stability, tradition, and consistent professional service can still be found in an investment management firm.

    J. & W. Seligman & Co. Incorporated has been providing financial services for more than 130 years. From its beginning, Seligman has followed a long-term approach to making money for its clients, by managing investment products and providing services of the highest quality. Today, Seligman manages the Seligman Group of Funds, which offers investors more than 50 investment options.

A PLACE IN HISTORY

    Established in 1864, Seligman played a major role in the geographical expansion and industrial development of the United States. The firm helped finance the westward path of the railroads and the building of the Panama Canal. In the late 1800s and early 1900s, the firm was instrumental in financing the fledgling automobile and steel industries. Seligman also participated in the original underwritings for some of the nation's most prominent companies, including General Motors, Victor Talking Machine, United Artists Theater Circuit, and Maytag. In 1929, Seligman introduced Tri-Continental Corporation -- which today is the nation's largest diversified closed-end investment company.

SELIGMAN FRONTIER FUND

    Seligman Frontier Fund, established December 10, 1984, is a mutual fund that seeks capital appreciation by investing primarily in the common stocks of smaller companies. Originally available exclusively to Seligman's high net-worth private and institutional clients, Seligman Frontier Fund was opened to the public in 1992. Since its inception, Seligman Frontier Fund has helped investors seek their financial goals by providing growth of capital through strong returns.

                                                            [photo]

                                               JAMES, JESSE, AND JOSEPH SELIGMAN

TABLE OF CONTENTS

To the Shareholders .......................................................    1
Interview With Your Portfolio Manager .....................................    2
Performance Overview ......................................................    4
Portfolio Overview ........................................................    6
Portfolio of Investments ..................................................    8
Statement of Assets and Liabilities .......................................   14
Statement of Operations ...................................................   15
Statements of Changes in Net Assets .......................................   16
Notes to Financial Statements .............................................   17
Financial Highlights ......................................................   20
Report of Independent Auditors ............................................   22
Board of Directors ........................................................   23
Executive Officers and For More Information ...............................   24
Glossary of Financial Terms ...............................................   25


"Seligman Frontier Fund invests in the common stocks of companies which, although smaller and less seasoned than more recognizable competitors in their respective industries, offer greater potential for capital growth."

                                                               -- FRED E. BROWN,
                                                                   FUND CHAIRMAN
                                                                     1984 - 1988

"The long-term performance history and growth potential of small-company growth stocks are compelling reasons to include this asset class in a diversified investment portfolio."

                                                           -- WILLIAM C. MORRIS,
                                                                   FUND CHAIRMAN
                                                                  1989 - PRESENT


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TO THE SHAREHOLDERS

    For the 12 months ended September 30, 1997, Seligman Frontier Fund performed well. The Fund's total return of 21.19% based on the net asset value of Class A shares lagged the 23.35% total return of the Russell 2000 Growth Index. However, the Fund's performance improved significantly in the later half of the fiscal year ended September 30, 1997, and the Fund's total return for the 12-month period outpaced the 21.04% total return of its peers as measured by the Lipper Small Cap Fund Index. Additional information on the Fund's investment results begins on page 4.

    In the last 12 months, a strong economic background, combining sustained growth and low levels of inflation, helped support corporate revenues and the equity markets. Until recently, however, the equity markets' performance was primarily driven by the appreciation of the 50 largest stocks on the New York Stock Exchange, moving price-to-earnings valuations near their 10-year highs. Beginning in May, investor interest broadened to include mid- and small-capitalization issues. The primary causes for this broadening were two-fold. First, the continued strength of the US Dollar created uncertainty as to the dependability of international profits for large-capitalized domestic multinational corporations. Second, the turmoil in Southeast Asia forced investors to seek safe haven in smaller domestic companies, which typically have little or no Asian exposure. Therefore, small-cap stocks began to outperform their larger peers, and Seligman Frontier Fund ended its fiscal year on a strong note.

    Throughout the year, the Fund remained focused on finding high-quality companies with strong growth prospects. As valuations remain reasonable, we expect that the broadening of the market should continue to benefit small-cap growth stocks, in which the Fund invests.

    The recent turmoil in Southeast Asia may continue to cause short-term volatility in the US markets. Nevertheless, we believe the basic economic fundamentals supporting the equity markets are still positive. As small-cap stocks have historically outperformed large-cap stocks over the long term, we believe that the growth potential the small-cap asset class brings to a diversified investment portfolio remains compelling.

    We thank you for your continued interest in Seligman Frontier Fund, and look forward to serving your investment needs in the many years to come.

    A discussion with your Portfolio Manager, the performance overview, portfolio holdings, and financial statements follow this letter.

By order of the Board of Directors,

/s/ William Morris
------------------
William C. Morris
Chairman

                        /s/ Brian T. Zino
                        -----------------
                            Brian T. Zino
                                President

October 31, 1997


                                                                               1
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INTERVIEW WITH YOUR PORTFOLIO MANAGER, ARSEN MRAKOVCIC

Q.   HOW DID SELIGMAN FRONTIER FUND PERFORM IN THE PAST 12 MONTHS?

A. For its fiscal year ended September 30, 1997, Seligman Frontier Fund performed well. Its total return of 21.19% based on the net asset value of Class A shares slightly outpaced the 21.04% total return of its competitors, as measured by the Lipper Small Cap Fund Index. The Russell 2000 Growth Index had a total return of 23.35%, helped in part by a number of small-cap momentum growth stocks. These companies have what we consider to be unsustainable business models and high valuations, and therefore, we generally do not invest in these types of stocks.

       Seligman Frontier Fund invests in reasonably-priced, small-capitalized growth stocks, and its performance is reflective of this investment style. While both the small-cap value and small-cap growth investment styles have done well over the long term, they do not perform in tandem. For example, in the last 12 months, small-cap value stocks performed better than small-cap growth stocks, as reflected in the 33.19% total return of the Russell 2000 Index, which measures the performance of the small-company stock universe as a whole. However, during the Fund's last two fiscal quarters, small-cap growth stocks outperformed small-cap value stocks.

Q. WHICH ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN FRONTIER FUND IN THE PAST 12 MONTHS?

A. Over the last year, we witnessed continued economic growth and very little increase in inflation. Corporate earnings reports were positive, and the equity markets steadily appreciated. However, there was a significant discrepancy in the performances of large-cap and small-cap stocks. Market participants focused their attention on the largest, most liquid stocks because of their predictable earnings growth, and these large-cap stocks drove the markets' gains through May 1997.

       Starting in May, however, small-cap stocks began to outperform large-cap stocks, and Seligman Frontier Fund's results improved accordingly. Two major factors played a part in this reversal: 1) the valuations of small-cap stocks remained relatively inexpensive, whereas the valuations of large-cap stocks neared 10-year highs; and 2) the projected earnings-per-share growth of small-caps remained significantly greater than that of large-caps.

       Another condition which supported the performance of small-cap stocks in the third calendar quarter was the anticipated slowing in the earnings growth of large companies, which was partially tied to the enduring strength of the US Dollar and its negative impact on the overseas earnings of large companies. Further, the turnaround in the

--------------------------------------------------------------------------------
[photo]

SELIGMAN SMALL COMPANY TEAM: (FROM LEFT) RICK
RUVKUN, SONIA THOMAS (ADMINISTRATIVE ASSISTANT),
BRUCE ZIRMAN, HILARY SHANE, TED HILLENMEYER,(SEATED)
ARSEN MRAKOVCIC (PORTFOLIO MANAGER)

A TEAM APPROACH

Seligman Frontier Fund is managed by the Seligman Small Company Team, headed by Arsen Mrakovcic. Mr. Mrakovcic is assisted in the management of the Fund by a group of seasoned research professionals who are responsible for identifying small companies in specific industry groups that offer the greatest potential for growth.

YOUR PORTFOLIO MANAGER

Arsen Mrakovcic is a Managing Director of J. & W. Seligman & Co. Incorporated and has been Portfolio Manager and Vice President of Seligman Frontier Fund since September 1995. Mr. Mrakovcic began working with Seligman Frontier Fund as a portfolio assistant in 1992. Mr. Mrakovcic also manages the US portion of Seligman Henderson Global Smaller Companies Fund, a global small-cap fund. Additional responsibilities include portfolio management of Seligman Frontier Portfolio and the US portion of Seligman Henderson Global Smaller Companies Portfolio within Trillium, Seligman's variable annuity product, and management of institutional assets within the small-cap discipline.
--------------------------------------------------------------------------------

2
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INTERVIEW WITH YOUR PORTFOLIO MANAGER, ARSEN MRAKOVCIC


     performance of the technology sector, which had lagged until May, improved the performance of small-cap growth stocks due to the significant technology weighting in the growth arena. Small-cap growth stocks therefore began to outpace small-cap value stocks, further supporting the Fund's performance.

Q.   WHAT WAS YOUR INVESTMENT STRATEGY?

A. We are long-term investors who seek to purchase small-cap stocks with significant earnings growth potential that are selling at reasonable valuations relative to their growth prospects. We strictly maintain a small-cap growth investment discipline. Issues are added to the portfolio on a stock-by-stock basis. Each company is chosen for its unique merits rather than because of market momentum or as part of a sector investment. We seek companies with businesses and market shares that are growing faster than the industry norm. We also meet with managements and look for high cash flows and a high percentage of management ownership. A stock is reviewed for sale when its price reaches the sell target or when the company or industry fundamentals deteriorate. The Fund remains highly diversified to reduce downside risk: no sector has a weighting of more than 25% and no single holding represents more than 3% of the Fund's net assets.

Q.   HOW WAS THE PERFORMANCE OF THE FUND'S LARGEST INDUSTRIES?

A. The business goods and services industry continued to play a vital role in the Fund's performance. In the portfolio, companies providing staffing-related services generally did well, benefiting from the new job opportunities created as the economy expanded. AccuStaff and Personnel Group of America were among the best performers in this group. Corporate outsourcing also continued to grow in importance, and providers such as Corporate Express, an office furniture supplier, had strong results.

       The financial services group was instrumental to the performance of the Fund as well. The low interest-rate environment generally benefited these stocks, and we continued to seek those financial companies with the most dynamic managements and strong prospects for earnings growth.

       Additionally, the electronics stocks in the portfolio generally improved the Fund's performance. This sector picked up in May with the rally in technology stocks. Specifically, Cognex, Credence Systems, and Electro Scientific Industries had excellent results.

       On the other hand, the Fund's drugs and health care stocks had decidedly mixed results this year due to regulatory and cost-control concerns. However, the portfolio's weighting in drugs and health care was maintained as we believe that the companies in the portfolio have tremendous growth potential and exciting new products. For example, R.P. Scherer, a leading manufacturer and supplier of gelatin caplets for large pharmaceutical companies, did well due to excitement related to a new product, caplets that melt in the mouth.

Q.   WHAT IS YOUR OUTLOOK?

A. We believe that the attractive earnings found in small-cap stocks should support the small-cap market well into the new year. The small-cap growth stocks that are held in Seligman Frontier Fund's portfolio are still trading at price-to-earnings ratios that are less than their projected earnings growth rates. As the portfolio has been constructed to provide good long-term earnings growth and capital appreciation potential while maintaining reasonable valuations, Seligman Frontier Fund should continue to benefit from the strength in small-cap stocks.


                                                                               3
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PERFORMANCE OVERVIEW

   This chart compares a $10,000 hypothetical investment made in Seligman Frontier Fund Class A shares, with and without the initial 4.75% maximum sales charge, for the 10-year period ended September 30, 1997, to a $10,000 investment made in the Lipper Small Cap Fund Index (formerly named the Lipper Small Company Growth Fund Index), the Russell 2000 Growth Index, and the Russell 2000 Index for the same period. The performances of Seligman Frontier Fund Class B and Class D shares are not shown in this chart but are included in the table on page
5. It is important to keep in mind that the Russell indices exclude the effect of any fees or sales charges, and the Lipper Small Cap Fund Index excludes the effect of sales charges.

      [The following table represents a line chart in the printed report]

              SELIGMAN
            FRONTIER FUND
               CLASS A                          LIPPER
           -----------------        RUSSELL     SMALL
           WITHOUT    WITH          2000        CAP         RUSSELL
           SALES      SALES         GROWTH      FUND        2000
           CHARGE     CHARGE        INDEX       INDEX       INDEX
           ------     ------        -------     -------     -------
9/30/87     10000       9521        10000       10000       10000
            7497        7138        6913        7648        7094
            8534        8125        8117        8749        8447
            9310        8864        8632        9399        9004
9/30/88     8775        8355        8395        9202        8919
            8750        8331        8322        9239        8860
            9488        9033        8939        9945        9542
            10060       9578        9517        10592       10150
9/30/89     11433       10886       10367       11506       10835
            11211       10674       9999        11158       10299
            10874       10353       9733        10921       10071
            11637       11080       10347       11557       10460
9/30/90     8915        8489        7647        8951        7893
            10199       9711        8258        9612        8290
            12586       11983       10780       11880       10755
            12330       11740       10406       11760       10588
9/30/91     13671       13016       11529       12939       11452
            15260       14530       12484       14267       12108
            15408       14670       12826       14481       13016
            13892       13227       11285       13284       12128
9/30/92     14341       13655       11504       13726       12475
            17701       16854       13454       15922       14337
            17735       16886       13214       16125       14950
            19015       18105       13594       16608       15276
9/30/93     21608       20574       14862       18117       16612
            22357       21287       15253       18615       17048
            22071       21015       14633       17942       16595
            20601       19615       13714       16973       15949
9/30/94     23725       22589       14992       18556       17056
            23924       22779       14881       18532       16737
            25797       24562       15696       19572       17509
            28478       27115       17253       21384       19150
9/30/95     32454       30901       19215       24057       21041
            32639       31077       19499       24389       21497
            34482       32831       20619       25762       22594
            36899       35133       21823       27821       23724
9/30/96     36803       35041       21637       28174       23804
            36315       34577       21694       27906       25042
            32732       31165       19418       25278       23748
            39390       37505       22826       29590       27597
9/30/97     44600       42465       26688       34102       31703




    The stocks of smaller companies may be subject to above-average market fluctuations.

    The performances of Class B and D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.


4
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PERFORMANCE OVERVIEW

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 1997

                                           AVERAGE ANNUAL
                                  ----------------------------------------------
                                                              CLASS B   CLASS D
                                                               SINCE     SINCE
                          SIX      ONE     FIVE      10      INCEPTION INCEPTION
                         MONTHS*   YEAR    YEARS    YEARS    4/22/96   5/3/93
                         ------   ------   ------   ------   -------   ---------
CLASS A**
With Sales Charge        29.81%   15.41%   24.26%   15.56%   n/a       n/a
Without Sales Charge     36.26    21.19    25.47    16.13    n/a       n/a

CLASS B**
With CDSL+               30.61    15.17    n/a      n/a      12.21%    n/a
Without CDSL             35.61    20.17    n/a      n/a      14.84     n/a

CLASS D**
With 1% CDSL             34.69    19.32    n/a      n/a      n/a       n/a
Without CDSL             35.69    20.32    n/a      n/a      n/a       23.15%

LIPPER SMALL CAP
FUND INDEX***            34.91    21.04    19.99    13.00    15.41++   19.39+++

RUSSELL 2000
GROWTH INDEX***          37.44    23.35    18.33    10.32    13.88++   18.12+++

RUSSELL 2000 INDEX***    33.51    33.19    20.51    12.23    22.43++   19.31+++

NET ASSET VALUE

           SEPTEMBER 30, 1997   MARCH 31, 1997   SEPTEMBER 30, 1996
           ------------------   --------------   ------------------
CLASS A          $17.55            $12.88              $15.38
CLASS B           16.68             12.30               14.78
CLASS D           16.69             12.30               14.77

CAPITAL GAIN INFORMATION
FOR THE YEAR ENDED SEPTEMBER 30, 1997

PAID              $0.870
REALIZED           1.533
UNREALIZED         3.216#

   Performance data quoted represent changes in prices and assume that all distributions within the periods are invested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

----------
   * Returns for periods of less than one year are not annualized.

  ** Return figures reflect any change in price per share and assume the investment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class A shares also reflect the effect of the service fee of up to 0.25% under the Administration, Shareholder Services and Distribution Plan after June 1, 1992, only. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales load ("CDSL"), charged only on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class D shares are calculated with and without the effect of the 1% CDSL, charged only on redemptions made within one year of the date of purchase.

 *** The Lipper Small Cap Fund Index (Lipper Index), the Russell 2000 Growth
     Index, and the Russell 2000 Index are unmanaged benchmarks that assume investment of all dividends. The Lipper Index does not reflect sales charges, and the Russell 2000 Growth Index and the Russell 2000 Index do not reflect fees and sales charges. Investors cannot invest directly in an index.

   + The CDSL is 5% for periods of one year or less, and 4% since inception.

  ++ From April 30, 1996.

 +++ From April 30, 1993.

   # Represents the per share amount of net unrealized appreciation of portfolio securities as of September 30, 1997.


                                                                               5
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PORTFOLIO OVERVIEW

DIVERSIFICATION OF ASSETS
SEPTEMBER 30, 1997


                                                                    PERCENT OF NET ASSETS
                                                                    ---------------------
                                                                         SEPTEMBER 30,
                                                                         -----------
                                  ISSUES     COST           VALUE        1997   1996
                                  ------ ------------   ------------     ----   ----
Short-term Holdings and
Other Assets Less Liabilities ...    2   $ 64,767,416   $ 64,767,416      6.3    3.3
                                    --   ------------   ------------     ----   ----
Common Stocks:
  Advertising ...................    2     11,257,158     14,750,875      1.4    0.7
  Aerospace and Defense .........    1      8,333,323     12,758,931      1.2    1.2
  Business Goods and Services ...   16    142,363,269    168,037,521     16.3   20.8
  Capital Goods .................    4     33,824,985     44,261,425      4.3    6.2
  Chemicals .....................    1      8,080,591      7,081,250      0.7    2.0
  Communications ................    6     41,128,667     32,100,053      3.1    4.0
  Computer Hardware Peripherals .   --             --             --       --    0.5
  Computer Software and ServiceS    12     61,321,610     66,611,475      6.5    3.3
  Construction and Services .....   --             --             --       --    0.8
  Consumer Goods and Services ...    4     27,233,891     36,171,037      3.5    2.2
  Drugs and Health Care .........   15    100,585,075    122,967,119     12.0   14.4
  Educational Services ..........    4     15,855,462     18,002,812      1.8     --
  Electronics ...................   11     70,267,190     96,341,938      9.4    8.3
  Environmental Management ......    2     12,567,091     19,912,781      1.9    0.5
  Farm Equipment ................    1      1,435,608      1,925,100      0.2    0.5
  Financial Services ............   15     52,227,864     67,627,897      6.6    6.8
  Food and Beverages ............   --             --             --       --    0.5
  Gaming ........................    3     17,839,693     20,231,250      2.0    1.3
  Independent Power Producers ...    2     22,232,821     31,738,481      3.1    3.3
  Industrial Goods and Services .    2      8,384,433     13,580,000      1.3    0.9
  Manufacturing .................   --             --             --       --    2.1
  Media and Broadcasting ........    4     25,923,934     37,356,022      3.6    4.2
  Medical Products and Technology    7     38,959,191     54,810,425      5.3    5.5
  Metals ........................    2      4,651,875      5,228,438      0.5    0.2
  Oil and Gas ...................    5     14,114,223     22,047,712      2.1    1.7
  Plastics ......................    2      2,453,200      3,603,200      0.4    0.4
  Publishing ....................    1      5,742,500      7,850,000      0.8    0.5
  Real Estate Investment Trust ..    1      5,661,628      7,489,600      0.7     --
  Restaurants ...................   --             --             --       --    0.5
  Retail Trade ..................    5     21,988,770     28,945,513      2.8    3.4
  Transportation ................    3     16,925,414     22,726,581      2.2     --
  Other .........................    2             --        108,989       --     --
                                   ---   ------------   ------------     ----   ----
                                   133    771,359,466    964,266,425     93.7   96.7
                                   ---    -----------   ------------     ----   ----
Net Assets ......................  135   $836,126,882 $1,029,033,841    100.0  100.0
                                   ===   ============ ==============    =====  =====



6
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PORTFOLIO OVERVIEW

LARGEST PORTFOLIO CHANGES
DURING PAST SIX MONTHS

                                                            SHARES
                                                  ---------------------------
                                                                    HOLDINGS
ADDITIONS                                         INCREASE           9/30/97
-----------                                       ---------        ----------
Affiliated Computer Services (Class A) ......       286,600           286,600
BISYS Group .................................       320,500           320,500
Corporate Express ...........................     1,007,300         1,007,300
General Cable ...............................       350,000           350,000
JP Foodservice ..............................       324,600           324,600
KEMET .......................................       300,000           300,000
Ocwen Financial .............................       200,000           200,000
Pittston Brink's Group ......................       250,000           500,000
PMC-Sierra ..................................       258,500           258,500
Wisconsin Central Transport .................       301,800           301,800


                                                          SHARES
                                                 ---------------------------
                                                                   HOLDINGS
REDUCTIONS                                       DECREASE           9/30/97
------------                                     ---------        ----------
Cognex ......................................      353,400           496,600
Control Data Systems ........................      460,000                --
Electronics for Imaging .....................      300,000                --
Fiserv ......................................      195,000                --
International Rectifier .....................      500,000                --
Maxim Integrated Products ...................      250,000                --
Memtec (ADRs) ...............................      475,000                --
MetroMail ...................................      400,000                --
Vivra .......................................      300,000                --
Watson Pharmaceuticals ......................      454,700           145,300



    Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities.


LARGEST INDUSTRIES
AT SEPTEMBER 30, 1997

       [The following table represents a bar chart in the printed report]

                                             PERCENT
                                             OF NET
                                             ASSETS        AMOUNT
                                             -------    ------------
          Business Goods and Services         16.3%     $168,037,521
          Drugs and Health Care               12.0%     $122,967,119
          Electronics                          9.4%     $ 96,341,938
          Financial Services                   6.6%     $ 67,627,897
          Computer Software and Services       6.5%     $ 66,611,475





LARGEST PORTFOLIO HOLDINGS
AT SEPTEMBER 30, 1997

SECURITY                                                        VALUE
----------                                                  ------------
AccuStaff ...........................................        $29,925,000
Ceridian ............................................         25,533,700
Corporate Express ...................................         21,216,256
Pittston Brink's Group ..............................         20,031,250
CalEnergy ...........................................         19,950,000
Lattice Semiconductor ...............................         18,895,313
Scherer (R.P.) ......................................         18,581,250
Cognex ..............................................         16,387,800
Total Renal Care Holdings ...........................         15,570,000
Allied Waste Industries .............................         15,225,281

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PORTFOLIO OF INVESTMENTS
September 30, 1997

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCKS  93.7%
ADVERTISING  1.4%
ADVO*
  Direct mail advertising services    417,000     $  7,610,250
HA-LO INDUSTRIES*
  Distributor of specialty
  advertising products                250,000        7,140,625
                                                  ------------
                                                    14,750,875
                                                  ------------
AEROSPACE AND DEFENSE  1.2%
AVONDALE INDUSTRIES*
  Ship construction for military
  and commercial uses                 484,900       12,758,931
                                                  ------------
BUSINESS GOODS AND
SERVICES  16.3%
ACCUSTAFF*
  Temporary personnel services        950,000       29,925,000
AMERICAN PAD & PAPER*
  Manufacturer of paper-based
  office products                     264,600        3,290,963
BDM INTERNATIONAL*
  Provider of information systems
  software and services               334,000        8,370,875
CERIDIAN*
  Provider of data processing
  services                            690,100       25,533,700
COPART*
  Auctioneer of damaged vehicles
  for insurance companies             203,000        3,590,562
CORPORATE EXPRESS
  Supplier of office furniture      1,007,300       21,216,256
DST SYSTEMS*
  Provider of information
  processing and software
  services                            362,600       13,416,200
HOSPITALITY WORLDWIDE SERVICES*
  Provider of interior and exterior
  renovations and maintenance
  for the hospitality industry         75,000          984,375
JP FOODSERVICE*
  Distributor to food service
  industry                            324,600       10,224,900

BUSINESS GOODS AND
SERVICES (CONTINUED)
PERSONNEL GROUP OF AMERICA*
  Personnel staffing services         250,000     $  8,562,500
PIERCE LEAHY*
  Archive records management
  services                            231,900        6,290,288
PITTSTON BRINK'S GROUP
  Provider of security services       500,000       20,031,250
PMT SERVICES*
  Marketer of electronic credit
  card authorization and
  payment systems                     487,600        7,557,800
STAFF LEASING*
  Provider of a broad range of
  business services for small-
  and medium-sized businesses         200,000        4,937,500
TELESPECTRUM WORLDWIDE*
  Provider of telemarketing and
  marketing research services         126,100          640,352
VESTCOM INTERNATIONAL*
  Provider of computer output
  and document management
  services                            180,000        3,465,000
                                                  ------------
                                                   168,037,521
                                                  ------------
CAPITAL GOODS  4.3%
CARBIDE/GRAPHITE GROUP*
  Producer of graphite
  electrodes                          146,800        4,936,150
DONCASTERS (ADRS)*+
  Manufacturer of tolerance-
  critical components                 500,000       15,000,000
OAK INDUSTRIES*
  Manufacturer of electrical
  controls                            475,000       12,884,375
UCAR INTERNATIONAL*
  Producer of graphite electrodes     239,600       11,440,900
                                                  ------------
                                                    44,261,425
                                                  ------------
CHEMICALS  0.7%
POLYMER GROUP*
  Manufacturer and marketer
  of polyolefin products              550,000        7,081,250
                                                  ------------
-------------------------
See footnotes on page 13.

================================================================================
PORTFOLIO OF INVESTMENTS
September 30, 1997

                                      SHARES         VALUE
                                      ------         -----
COMMUNICATIONS  3.1%
ARCH COMMUNICATIONS GROUP*
  Provider of nationwide
  paging services                     400,000      $ 3,475,000
CIDCO*
  Designer and developer of
  network service equipment           340,000        6,523,750
GLENAYRE TECHNOLOGIES*
  Manufacturer of paging
  infrastructure equipment            455,200        7,610,375
OMNIPOINT*
  Provider of personal
  communications services             475,000       10,375,781
STANFORD TELECOMMUNICATIONS*
  Manufacturer of systems for
  earth stations                       79,800        1,730,663
WESTERN WIRELESS (CLASS A)*
  Provider of wireless
  communications services             126,750        2,384,484
                                                  ------------
                                                    32,100,053
                                                  ------------
COMPUTER SOFTWARE
AND SERVICES  6.5%
ADVANTAGE LEARNING SYSTEMS*
  Developer of educational software    22,000          554,125
AFFILIATED COMPUTER SERVICES (CLASS A)*
  Provider of information
  processing services                 286,600        7,093,350
AMERICAN MANAGEMENT SYSTEMS*
  Management and administration
  of computer services                250,000        4,765,625
ANALYSTS INTERNATIONAL
  Provider of computer
  programming services                125,000        4,867,187
BISYS GROUP*
  Provider of data processing
  services                            320,500       10,286,047
BLACK BOX*
  Provider of communications and
  networking solutions                275,000       11,962,500
INSO CORPORATION*
  Marketer and developer of textual
  information software                183,600        2,289,263
PERVASIVE SOFTWARE*
  Provider of embedded
  database software                   104,000        1,183,000

COMPUTER SOFTWARE
AND SERVICES (CONTINUED)
PRIMARK*
  Provider of information through
  software and databases              175,000      $ 5,173,438
PROBUSINESS SERVICES*
  Provider of employee
  administration services              75,000        1,429,687
PSW TECHNOLOGIES*
  Provider of high-value solutions
  to technology vendors and
  business end-users                  420,000        5,460,000
SYNOPSYS*
  Developer of integrated circuit
  design software                     271,900       11,547,253
                                                  ------------
                                                    66,611,475
                                                  ------------
CONSUMER GOODS AND
SERVICES  3.5%
AMERICAN HOMESTAR
  Retailer and producer of
  manufactured homes                  375,000        8,859,375
CARRIAGE SERVICES (CLASS A)*
  Provider of funeral services
  and products                        302,300        5,271,356
COINMACH LAUNDRY*+
  Provider of coin-operated
  laundry equipment
  and services                        600,000       14,550,000
EQUITY*
  Provider of funeral services        321,300        7,490,306
                                                  ------------
                                                    36,171,037
                                                  ------------
DRUGS AND HEALTH CARE  12.0%
AMERICAN HOMEPATIENT*
  Provider of home health
  care services                       400,000        9,100,000
AMERISOURCE HEALTH (CLASS A)*
  Distributor of pharmaceutical
  supplies                            240,500       14,054,219
CASTLE DENTAL CENTERS*
  Manager of integrated dental
  networks                            122,000        1,692,750
COMPDENT*
  Provider of managed-care
  dental services                     420,000       10,421,250
-------------------------
See footnotes on page 13.

================================================================================
PORTFOLIO OF INVESTMENTS
September 30, 1997

                                      SHARES         VALUE
                                      ------         -----
DRUGS AND HEALTH CARE
(CONTINUED)

HEALTHCOR HOLDINGS*
  Provider of home health care
  services                            300,000      $ 1,537,500
INTEGRATED HEALTH SERVICES
  Operator of geriatric
  medical facilities                  130,000        4,346,875
NATIONAL SURGERY CENTERS*
  Operator of ambulatory
  surgery centers                     480,000       10,470,000
NCS HEALTHCARE*
  Health care facility and
  pharmacy services                   275,000        7,046,875
OMNICARE
  Provider of pharmacy services
  to long-term care institutions      238,500        7,751,250
ORTHALLIANCE (CLASS A)*
  Provider of management services
  to orthodontic practices            300,000        4,462,500
PHYCOR*
  Operator of multi-specialty
  medical clinics                     180,000        5,236,875
SCHERER (R.P.)*
  Developer and producer of
  pharmaceutical delivery
  systems                             300,000       18,581,250
SIERRA HEALTH SERVICES*
  Owner and operator of HMOs          109,600        4,014,100
TOTAL RENAL CARE HOLDINGS*
  Provider of dialysis services       311,400       15,570,000
WATSON PHARMACEUTICALS*
  Manufacturer of off-patent
  medications                         145,300        8,681,675
                                                  ------------
                                                   122,967,119
                                                  ------------
EDUCATIONAL SERVICES  1.8%
EDUCATION MANAGEMENT*
  Provider of postsecondary
  education                           130,900        3,436,125
EDUCATIONAL MEDICAL*+
  Provider of diversified
  career-oriented postsecondary
  education                           605,000        5,104,687

EDUCATIONAL SERVICES (CONTINUED)
Edutrek International (Class A)*
  Operator of the American
  College                             233,000     $  6,174,500
YOUTH SERVICES*
  Operator of residential and
  community-based programs
  for at-risk youths                  200,000        3,287,500
                                                  ------------
                                                    18,002,812
                                                  ------------
ELECTRONICS  9.4%
ADFLEX SOLUTIONS*
  Flexible circuit boards             122,500        2,985,938
BURR-BROWN*
  Manufacturer of microelectric
  data devices for business
  end-users                           206,800        6,927,800
CERPROBE*
  Developer and marketer of
  circuit-testing products            100,000        2,531,250
COGNEX*
  Manufacturer of machine
  vision systems                      496,600       16,387,800
CREDENCE SYSTEMS*
  Manufacturer of automated
  semiconductor testing
  equipment                           252,300       12,331,162
ELECTRO SCIENTIFIC INDUSTRIES*
  Manufacturer of computer
  controlled laser systems             95,000        5,818,750
GENERAL SEMICONDUCTORS*
  Power semiconductors                363,500        4,680,062
KEMET*
  Manufacturer and supplier
  of capacitors                       300,000        9,159,375
LATTICE SEMICONDUCTOR*
  Manufacturer of programmable
  logic devices                       290,000       18,895,313
PMC-SIERRA*
  Integrated circuit supplier         258,500        6,575,594
VISHAY INTERTECHNOLOGY*
  Developer and manufacturer
  of electronic passive components    380,100       10,048,894
                                                  ------------
                                                    96,341,938
                                                  ------------
-------------------------
See footnotes on page 13.
10

================================================================================
PORTFOLIO OF INVESTMENTS
September 30, 1997

                                      SHARES         VALUE
                                      ------         -----
ENVIRONMENTAL
MANAGEMENT  1.9%
ALLIED WASTE INDUSTRIES*
  Integrated waste disposal           793,500     $ 15,225,281
WATERLINK*
  Water purification and
  treatment systems                   250,000        4,687,500
                                                  ------------
                                                    19,912,781
                                                  ------------
FARM EQUIPMENT  0.2%
RDO EQUIPMENT (CLASS A)*
  Sale and service of
  John Deere equipment                 83,700        1,925,100
                                                  ------------
FINANCIAL SERVICES  6.6%
AMERICAN CAPITAL STRATEGIES*
  Provider of commercial financing    138,900        2,751,956
CMAC INVESTMENT
  Private mortgage insurance          200,000       10,725,000
COMMERCE BANCORP
  Commercial bank                     127,034        4,938,447
CONTIFINANCIAL*
  Provider of consumer and
  commercial financing                164,200        5,336,500
FINOVA GROUP
  Provider of real estate
  financing and insurance              78,400        7,418,600
FIRST INVESTORS FINANCIAL
SERVICES GROUP*
  Consumer finance company            150,000        1,256,250
HEALTHCARE FINANCIAL PARTNERS*
  Provider of financing for
  health care service providers       178,500        5,466,563
IMPERIAL CREDIT INDUSTRIES*
  Mortgage banking operations         164,900        4,380,156
INSIGNIA FINANCIAL GROUP*
  Real estate management
  services                            273,900        5,512,238
MEDALLION FINANCIAL
  Provider of loan financing for
  the purchase of taxicab
  medallions and related assets        50,000        1,081,250
OCWEN FINANCIAL*
  Holding company involved
  in asset acquisition, finance,
  and management                      200,000        8,425,000

FINANCIAL SERVICES (CONTINUED)
PFF BANCORP*
  Holding company                     100,000      $ 1,918,750
ROSLYN BANCORP*
  Savings bank                        200,000        4,443,750
SECURITY CAPITAL GROUP*
  Savings and loan                     21,500          739,062
STATEWIDE FINANCIAL
  Savings bank                        150,000        3,234,375
                                                  ------------
                                                    67,627,897
                                                  ------------
GAMING  2.0%
GTECH HOLDINGS*
  Operator of state and local
  lottery systems                     300,000       10,256,250
INTERSTATE HOTELS*
  Hotel management                    200,000        6,525,000
SUN INTERNATIONAL HOTELS*
  Operator of resort and
  casino hotels                       100,000        3,450,000
                                                  ------------
                                                    20,231,250
                                                  ------------
INDEPENDENT POWER
PRODUCERS  3.1%
CALENERGY*
  Developer, marketer, and
  operator of power
  generation facilities               600,000       19,950,000
CALPINE*
  Developer, marketer, and
  operator of power
  generation facilities               573,300       11,788,481
                                                  ------------
                                                    31,738,481
                                                  ------------
INDUSTRIAL GOODS AND
SERVICES  1.3%
GENERAL CABLE*
  Developer of copper wire and
  cable products                      350,000       12,425,000
INDUSTRIAL DISTRIBUTION*
  Distributor of maintenance,
  repair, operation, and
  production products                  55,000        1,155,000
                                                  ------------
                                                    13,580,000
                                                  ------------
-------------------------
See footnotes on page 13.

================================================================================
PORTFOLIO OF INVESTMENTS
September 30, 1997

                                      SHARES         VALUE
                                      ------         -----
MEDIA AND
BROADCASTING  3.6%
CHANCELLOR BROADCASTING (CLASS A)*
  Radio broadcasting                  208,146     $ 10,992,711
HEARST-ARGYLE TELEVISION (CLASS A)*
  TVbroadcasting                      293,148        8,849,405
JACOR COMMUNICATIONS*
  Radio broadcasting                  265,000       11,701,406
PAXSON COMMUNICATIONS (CLASS A)*
  TV broadcasting                     500,000        5,812,500
                                                  ------------
                                                    37,356,022
                                                  ------------
MEDICAL PRODUCTS AND
TECHNOLOGY  5.3%
DENTSPLY INTERNATIONAL
  Manufacturer of dental and
  medical x-ray equipment             200,000       11,237,500
GULF SOUTH MEDICAL SUPPLY*
  Distributor of medical supplies     179,700        4,818,206
HANGER ORTHOPEDIC GROUP*
  Provider of orthopedic and
  prosthetic rehabilitation services  410,500        6,131,844
SUBURBAN OSTOMY SUPPLY*
  Medical supplies wholesaler         400,000        3,825,000
SYBRON INTERNATIONAL*
  Manufacturer of laboratory
  and dental supplies                 275,000       11,807,812
THERMOQUEST*
  Manufacturer of specialty
  analytical instruments              250,000        4,838,500
WATERS*
Manufacturer of liquid
chromatography instruments            275,000       12,151,563
                                                  ------------
                                                    54,810,425
                                                  ------------
METALS  0.5%
METALS USA*
  Metals processor and services       140,000        2,161,250
STEEL DYNAMICS*
  Operator of steel minimills         130,000        3,067,188
                                                  ------------
                                                     5,228,438
                                                  ------------
OIL AND GAS  2.1%
AMERICAN OILFIELD DIVERS*
  Provider of diving, marine
  construction, and environmental
  services to the oil and
  offshore oil and gas industry       100,000     $  1,528,125
GULF INDONESIA RESOURCES*
  Developer and producer of oil
  and natural gas                     102,500        2,280,625
POGO PRODUCING
  Oil and gas exploration,
  production, and development         196,600        8,588,962
PRIDE INTERNATIONAL*
  Provider of oil and
  gas well services                   100,000        3,400,000
SANTA FE ENERGY RESOURCES*
  Oil and gas exploration,
  production, and development         500,000        6,250,000
                                                  ------------
                                                    22,047,712
                                                  ------------
PLASTICS  0.4%
IVEX PACKAGING*
  Manufacturer of specialty
  packaging                            37,700          603,200
SPARTECH
  PVC compounds; plastic
  sheeting                            200,000        3,000,000
                                                  ------------
                                                     3,603,200
                                                  ------------
PUBLISHING  0.8%
JOURNAL REGISTER*
  Publisher of newspapers             400,000        7,850,000
                                                  ------------
REAL ESTATE INVESTMENT
TRUST  0.7%
PRISON REALTY TRUST
  Prison REIT                         198,400        7,489,600
                                                  ------------
RETAIL TRADE  2.8%
BARNES & NOBLE*
  Owner and operator of retail
  book stores and superstores         188,600        5,327,950
BORDERS GROUP*
  Operator of book superstores        198,000        5,445,000

-------------------------
See footnotes on page 13.

================================================================================
PORTFOLIO OF INVESTMENTS
September 30, 1997

                                      SHARES         VALUE
                                      ------         -----
RETAIL TRADE (CONTINUED)
GUCCI GROUP
  Manufacturer and marketer
  of apparel                           86,700     $  4,064,063
PARTY CITY*
  Owner and operator of
  party supplies stores               252,000        6,583,500
STAGE STORES*
  Owner and operator of
  apparel stores                      175,000        7,525,000
                                                  ------------
                                                    28,945,513
                                                  ------------
TRANSPORTATION  2.2%
OMI*
  Operator of a fleet of
  cargo ships                         600,000        7,500,000
US XPRESS ENTERPRISES*
  Provider of transportation and
  logistics services                  280,000        5,635,000
WISCONSIN CENTRAL TRANSPORT*
  Operator of regional railroad
  systems                             301,800        9,591,581
                                                  ------------
                                                    22,726,581
                                                  ------------
OTHER                                                  108,989
                                                  ------------
TOTAL COMMON STOCKS
(Cost $771,359,466)                                964,266,425
                                                  ------------

                                   PRIN. AMT.         VALUE
                                   ----------         -----
SHORT-TERM HOLDINGS  7.3%
ABN-AMRO Bank, Grand Cayman
  Fixed Time Deposit
  6 1/4%, 10/1/1997               $38,400,000     $ 38,400,000
Rabo Bank, Grand Cayman
  Fixed Time Deposit,
  6%, 10/1/1997                    36,800,000       36,800,000
                                                --------------
TOTAL SHORT-TERM HOLDINGS
(Cost $75,200,000)                                  75,200,000
                                                --------------
TOTAL INVESTMENTS  101.0%
(Cost $846,559,466)                              1,039,466,425
OTHER ASSETS
LESS LIABILITIES  (1.0)%                           (10,432,584)
                                                --------------

NET ASSETS  100.0%                              $1,029,033,841
                                                ==============

--------------------------------
* Non-income producing security.

+ Affiliated issuers (Fund's holdings representing 5% or more of the outstanding voting securities). Descriptions of companies have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997


ASSETS:
Investments, at value:
  Common Stocks* (cost $771,359,466) ........... $964,266,425
  Short-term Holdings (cost $75,200,000) .......   75,200,000   $1,039,466,425
                                                  -----------

Cash ........................................................        2,584,851
Receivable for securities sold ..............................       14,333,497
Receivable for Capital Stock sold ...........................        4,274,766
Expenses prepaid to shareholder service agent ...............          208,552
Receivable for dividends and interest .......................          124,176
Other .......................................................           41,482
                                                                --------------
TOTAL ASSETS ................................................    1,061,033,749
                                                                --------------


LIABILITIES:
Payable for securities purchased ............................       27,305,295
Payable for Capital Stock repurchased .......................        3,079,792
Accrued expenses, taxes, and other ..........................        1,614,821
                                                                --------------
TOTAL LIABILITIES ...........................................       31,999,908
                                                                --------------
NET ASSETS ..................................................   $1,029,033,841
                                                                ==============

COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.10 par value; 500,000,000 shares authorized;
  59,986,643 shares outstanding):
  Class A ...................................................   $    3,237,931
  Class B ...................................................          418,777
  Class D ...................................................        2,341,956
Additional paid-in capital ..................................      759,667,216
Accumulated net investment loss .............................          (55,235)
Undistributed net realized gain .............................       70,516,237
Net unrealized appreciation of investments ..................      192,906,959
                                                                --------------
NET ASSETS ..................................................   $1,029,033,841
                                                                ==============

NET ASSET VALUE PER SHARE:
CLASS A ($568,260,542 / 32,379,305 shares) ..................           $17.55
                                                                        ======
CLASS B ($69,869,042 / 4,187,775 shares) ....................           $16.68
                                                                        ======
CLASS D ($390,904,257 / 23,419,563 shares) ..................           $16.69
                                                                        ======

----------
* Includes affiliated issuers (Fund's holdings representing 5% or more of the outstanding voting securities) with a cost of $25,548,998 and a value of $34,654,687.
See Notes to Financial Statements.

================================================================================
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1997

INVESTMENT INCOME:
Interest ..................................  $  2,488,812
Dividends (net of foreign taxes
 withheld of $13,480) .....................     1,118,273
                                             ------------
TOTAL INVESTMENT INCOME ...................                        $  3,607,085

EXPENSES:
Management fee ............................     8,127,464
Distribution and service fees .............     4,832,230
Shareholder account services ..............     2,209,092
Registration ..............................       293,914
Custody and related services ..............       264,855
Shareholder reports and communications ....       260,108
Auditing and legal fees ...................        61,531
Directors' fees and expenses ..............        27,846
Miscellaneous .............................        35,164
                                             ------------
TOTAL EXPENSES ...........................................           16,112,204
                                                                   ------------
NET INVESTMENT LOSS ......................................          (12,505,119)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..........    91,955,538
Net change in unrealized appreciation of
 investments ..............................    93,832,612
                                             ------------
NET GAIN ON INVESTMENTS ..................................          185,788,150
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS ...................         $173,283,031
                                                                   ============
----------
See Notes to Financial Statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                                        ------------------------
                                                                                         1997                        1996
                                                                                    -------------               ------------
OPERATIONS:
Net investment loss .........................................................       $ (12,505,119)              $ (7,959,744)
Net realized gain on investments ............................................   `      91,955,538                 54,587,427
Net change in unrealized appreciation of investments ........................          93,832,612                 37,679,696
                                                                                    -------------               ------------
INCREASE IN NET ASSETS FROM OPERATIONS ......................................         173,283,031                 84,307,379
                                                                                    -------------               ------------

DISTRIBUTION TO SHAREHOLDERS:
Net realized gain on investments:
    Class A .................................................................         (29,080,493)               (10,171,960)
    Class B .................................................................          (1,712,339)                       --
    Class D .................................................................         (20,123,337)                (5,808,812)
                                                                                    -------------               ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ...................................         (50,916,169)               (15,980,772)
                                                                                    -------------              -------------

                                                     SHARES
                                            ------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                            ------------------------
                                         1997                       1996
                                     ----------                  ----------
CAPITAL SHARE TRANSACTIONS:*
Net proceeds from sale of shares:
    Class A ........................   8,188,436                  16,492,254          120,301,313                234,133,389
    Class B ........................   2,700,791                   1,620,257           38,590,991                 23,578,876
    Class D ........................   5,459,136                  13,296,830           76,822,163                183,469,155
Exchanged from associated Funds:
    Class A ........................  10,428,910                   9,570,832          150,564,472                139,553,114
    Class B ........................     442,678                      46,856            6,149,856                    666,508
    Class D ........................   2,960,507                   2,094,306           41,877,344                 29,327,262
Shares issued in payment of gain
distributions:
    Class A ........................   1,789,620                     634,890           25,108,371                  8,602,756
    Class B ........................     114,153                          --            1,533,070                         --
    Class D ........................   1,400,777                     414,331           18,812,429                  5,431,884
                                      ----------                  ----------        -------------              -------------
Total ..............................  33,485,008                  44,170,556          479,760,009                624,762,944
                                      ----------                  ----------        -------------              -------------

Cost of shares repurchased:
    Class A ........................ (10,676,096)                 (3,546,560)        (155,515,563)               (50,876,224)
    Class B ........................    (208,490)                    (11,460)          (2,970,321)                  (168,482)
    Class D ........................  (5,321,563)                 (1,773,522)         (73,595,265)               (24,524,473)
Exchanged into associated Funds:
    Class A ........................ (11,414,103)                 (8,475,688)        (165,114,909)              (123,710,010)
    Class B ........................    (486,787)                    (30,223)          (6,666,931)                  (427,330)
    Class D ........................  (3,910,240)                 (1,888,645)         (54,310,345)               (25,867,750)
                                      ----------                  ----------        -------------              -------------
Total .............................. (32,017,279)                (15,726,098)        (458,173,334)              (225,574,269)
                                      ----------                  ----------        -------------              -------------
INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS .................   1,467,729                  28,444,458           21,586,675                399,188,675
                                     ===========                 ===========        -------------              -------------
INCREASE IN NET ASSETS .....................................................          143,953,537                467,515,282

NET ASSETS:
Beginning of year ..........................................................          885,080,304                417,565,022
                                                                                   --------------             --------------
END OF YEAR (including accumulated net investment loss of $55,235
and $49,246, respectively) .................................................       $1,029,033,841               $885,080,304
                                                                                   ==============              =============

----------
* The Fund began offering Class B shares on April 22, 1996.
See Notes to Financial Statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- Seligman Frontier Fund, Inc. (the "Fund") offers three classes of shares. All shares existing prior to May 3, 1993, the commencement date of Class D shares, were classified as Class A shares. The Fund began offering Class B shares on April 22, 1996. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION -- Investments in stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. FEDERAL TAXES -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1997, distribution and service fees were the only class-specific expenses.

e. DISTRIBUTIONS TO SHAREHOLDERS -- The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended September 30, 1997, amounted to $810,098,949 and $887,692,255, respectively.

            At September 30, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $227,964,985 and $35,058,026, respectively.

4. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- J. &
W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.95% per annum of the first $750 million of the Fund's average daily net assets and 0.85% per annum of the Fund's average daily net assets in excess of $750 million. The management fee

================================================================================
NOTES TO FINANCIAL STATEMENTS

reflected in the Statement of Operations represents 0.94% per annum of the Fund's average daily net assets.

            Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the Fund's shares, and an affiliate of the Manager, received concessions of $203,896 from sales of Class A shares after commissions of $1,621,883 were paid to dealers.

            The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended September 30, 1997, fees paid aggregated $1,105,878, or 0.22% per annum of average daily net assets of Class A shares.

            Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and, for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

            With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to substantially all of this fee to a third party (the "Purchaser"), which provides funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

            For the year ended September 30, 1997, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, amounted to $411,435 and $3,314,917, respectively.

            The Distributor is entitled to retain any CDSL imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1997, such charges amounted to $148,173.

            The Distributor has sold its rights to collect any CDSL imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate amount of such payments and the Class B shares distribution fees retained by the Distributor for the year ended September 30, 1997, amounted to $106,966.

            Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1997, Seligman Services, Inc. received commissions of $25,093 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $65,586, pursuant to the Plan.

            Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $2,206,235 for shareholder account services.

            Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

            The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at September 30, 1997, of $55,235 is included in other liabilities. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid.

5. COMMITTED LINE OF CREDIT -- The Fund has a $78 million committed line of credit facility with a group of banks. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the federal funds rate plus 0.50% per annum. The Fund incurs a commitment fee of 0.10% per annum on the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

================================================================================
NOTES TO FINANCIAL STATEMENTS

6. AFFILIATED ISSUERS -- As defined under the Investment Company Act of
1940, as amended, affiliated issuers are those issuers in which the Fund's holdings represent 5% or more of the outstanding voting securities. A summary of the Fund's transactions in the securities of these issuers during the year ended September 30, 1997, is as follows:

                                      GROSS           GROSS
                     BEGINNING      PURCHASES        SALES AND     ENDING      REALIZED     DIVIDEND     ENDING
AFFILIATE              SHARES      AND ADDITIONS    REDUCTIONS     SHARES        GAIN        INCOME       VALUE
---------              ------      -------------    ----------     ------        ----        ------       -----
Coinmach Laundry ..... 370,000        230,000           --         600,000       --            --     $14,550,000
DONCASTERS (ADRs) ....    --          500,000           --         500,000       --            --      15,000,000
Educational Medical ..    --          605,000           --         605,000       --            --       5,104,687
                                                                                                      -----------
TOTAL ................                                                                                $34,654,687
                                                                                                      ===========

================================================================================
FINANCIAL HIGHLIGHTS

            The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of eachClass, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts.

            "Total return based on net asset value" measures each Class's performance assuming that investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. Total returns for periods of less than one year are not annualized.

            "Average commission rate paid" represents the average commission paid by the Fund to purchase or sell portfolio securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which the commissions were paid. This rate is provided for periods beginning October 1, 1995.

                                                                                  CLASS A
                                               ---------------------------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                               ---------------------------------------------------------------------------------
                                                 1997o             1996              1995              1994              1993
                                                 -----             ----              ----              ----              ----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...........  $15.38            $14.04             $11.62           $12.83            $10.22
                                                ------            ------             ------           ------            ------
Net investment loss ..........................    (.16)             (.13)              (.06)            (.08)             (.03)
Net realized and unrealized investment gain ..    3.20              1.95               3.87             1.10              4.54
                                                ------            ------             ------           ------            ------
INCREASE FROM INVESTMENT OPERATIONS ..........    3.04              1.82               3.81             1.02              4.51
Distributions from net gain realized .........    (.87)             (.48)             (1.39)           (2.23)            (1.90)
                                                ------            ------             ------           ------            ------
NET INCREASE (DECREASE) IN NET ASSET VALUE ...    2.17              1.34               2.42            (1.21)             2.61
                                                ------            ------             ------           ------            ------
NET ASSET VALUE, END OF YEAR .................  $17.55            $15.38             $14.04           $11.62            $12.83
                                                ======            ======             ======           ======            ======
TOTAL RETURN BASED ON NET ASSET VALUE:           21.19%            13.40%             36.80%            9.79%            50.67%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...............    1.52%             1.56%              1.43%            1.34%             1.25%
Net investment loss to average net assets ....  (1.10)%            (.91)%             (.50)%           (.87)%            (.27)%
Portfolio turnover ...........................   97.37%            59.36%             71.52%          124.76%           129.13%
Average commission rate paid .................   $.0540            $.0538
NET ASSETS, END OF YEAR
(000S omitted) .............................   $568,261          $523,737           $272,122          $58,478           $43,188

----------
See footnotes on page 21.

================================================================================
FINANCIAL HIGHLIGHTS

                                                  CLASS B                                         CLASS D
                                            ----------------------      ---------------------------------------------------------
                                              YEAR        4/22/96*                                                        5/3/93*
                                              ENDED          TO                      YEAR ENDED SEPTEMBER 30,               TO
                                                                       -----------------------------------------------
                                            9/30/97o      9/30/96o        1997o        1996o        1995o        1994o    9/30/93
                                            --------      --------        -----        -----        -----        -----    -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .....  $14.78       $14.55          $14.77        $13.61       $11.40      $12.80    $10.12
                                            ------       ------          ------        ------       ------      ------    ------
Net investment loss                           (.27)        (.11)           (.27)         (.24)        (.15)       (.23)     (.04)
Net realized and unrealized investment gain   3.04          .34            3.06          1.88         3.75        1.06      2.72
                                            ------       ------          ------        ------       ------      ------    ------
INCREASE FROM INVESTMENT OPERATIONS ......    2.77          .23            2.79          1.64         3.60         .83      2.68
Distributions from net gain realized .....    (.87)          --            (.87)         (.48)       (1.39)      (2.23)       --
                                            ------       ------          ------        ------       ------      ------    ------
NET INCREASE (DECREASE) IN NET ASSET VALUE    1.90          .23            1.92          1.16         2.21       (1.40)     2.68
                                            ------       ------          ------        ------       ------      ------    ------
NET ASSET VALUE, END OF PERIOD ..........   $16.68       $14.78          $16.69        $14.77       $13.61      $11.40    $12.80
                                            ======       ======          ======        ======       ======      ======    ======
TOTAL RETURN BASED ON NET ASSET VALUE:       20.17%        1.58%          20.32%        12.47%       35.53%       8.06%    26.48%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ..........     2.30%        2.45%+          2.30%         2.35%        2.29%       2.72%     2.24%+
Net investment loss to average net assets   (1.88)%      (1.80)%+        (1.88)%       (1.70)%      (1.35)%     (2.25)%   (1.94)%+
Portfolio turnover ......................    97.37%       59.36%++        97.37%        59.36%       71.52%     124.76%   129.13%+++
Average commission rate paid ............    $.0540       $.0538++        $.0540        $.0538
NET ASSETS, END OF PERIOD
(000S omitted) ..........................   $69,869      $24,016        $390,904      $337,327     $145,443      $9,318      $967

----------
o The per share amounts for the periods ended September 30, 1997, 1996, 1995, and 1994, are calculated based on average shares outstanding.
*    Commencement of offering of shares.
+    Annualized.
++   For the year ended September 30, 1996.
+++  For the year ended September 30, 1993.
See Notes to Financial Statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN FRONTIER FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Frontier Fund, Inc. as of September 30, 1997, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Frontier Fund, Inc. as of September 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
October 31, 1997
--------------------------------------------------------------------------------

================================================================================
BOARD OF DIRECTORS

--------------------------------------------------------------------------------
FRED E. BROWN
DIRECTOR EMERITUS
DIRECTOR AND CONSULTANT, J. &W. Seligman &Co.
    Incorporated

JOHN R. GALVIN 2
DEAN, Fletcher School of Law and Diplomacy
    at Tufts University
DIRECTOR, Raytheon Company
DIRECTOR, USLIFE Corporation

ALICE S. ILCHMAN 3
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW
RETIRED CHAIRMAN AND SENIOR PARTNER,
    Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2
TRUSTEE, Geraldine R. Dodge Foundation
CHAIRMAN OF THE BOARD OF TRUSTEES, St. George's School

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD, J. & W. Seligman & Co.
    Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Dow Jones & Co., Inc.
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, J. & W. Seligman & Co.
    Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3
RETIRED VICE PRESIDENT, Pfizer Inc.
DIRECTOR, USLIFECorporation

JAMES N. WHITSON 2
EXECUTIVE VICE PRESIDENT AND DIRECTOR,
    Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.

----------------------
Member:        1 Executive Committee
               2 Audit Committee
               3 Director Nominating Committee
--------------------------------------------------------------------------------

================================================================================
EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

ARSEN MRAKOVCIC
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY  10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY  10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY  10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450            Shareholder Services
(800) 445-1777            Retirement Plan Services
(800) 622-4597            24-Hour Automated Telephone Access Service
--------------------------------------------------------------------------------

================================================================================
GLOSSARY OF FINANCIAL TERMS

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be considered short-, mid-, or long-term capital gains and may be taxed at different rates.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will be based not on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES LOAD (CDSL) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSL expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- Document that contains updated or more detailed information about a mutual fund and supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The AVERAGE ANNUAL TOTAL RETURN represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

--------
Adapted from the Investment Company Institute's 1997 MUTUAL FUND FACT BOOK.

                       SELIGMAN FINANCIAL SERVICES, INC.
                                AN AFFILIATE OF

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 PARK AVENUE, NEW YORK, NY 10017

              This material is intended only for the information of
              shareholders or those who have received the offering
             prospectus covering shares of Capital Stock of Seligman
            Frontier Fund, Inc., which contains information about the
           sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

EQF2 9/97

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